SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENT

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to February 24, 2022 were available to be issued. Except as disclosed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On February 11, 2022, SPK entered into a Merger Agreement (the “Merger Agreement”) by and among Varian Biopharmaceuticals, Inc., a Florida corporation (“Varian Bio”), SPK, and SPK Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of SPK (“Merger Sub”). Pursuant to the terms of the Merger Agreement, a business combination between SPK and Varian Bio will be effected through the merger of Merger Sub with and into Varian Bio with Varian Bio surviving the merger as a wholly owned subsidiary of SPK (the “Merger”). The board of directors of SPK has (i) approved and declared advisable the Merger Agreement, the Additional Agreements (as defined in the Merger Agreement) and the transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related transactions by the stockholders of SPK.

The Merger is expected to be consummated after obtaining the required approval by the stockholders of SPK and Varian Bio and the satisfaction of certain other customary closing conditions.

Varian Biopharmaceuticals [Member]
SUBSEQUENT EVENT

NOTE 10 – SUBSEQUENT EVENTS

Loans Payable from Related Parties

During January and February 2022, the Company received proceeds from loans payable to two related party investors in the aggregate amount of $65,030. The loans do not bear interest and each is repayable on the second anniversary of the specific loan.

Merger Agreement with SPK Acquisition Corp.

On February 14, 2022, the Company entered into a definitive merger agreement (“Merger Agreement”) with SPK Acquisition Corp. (“SPK”) (NASDAQ: SPK), a special purpose acquisition company (“SPAC”). The business combination will result in Varian Bio becoming a publicly traded company. The transaction is expected to close prior to June 30, 2022.

Bridge Financing

In conjunction with the Merger Agreement, the Company entered into a Securities Purchase Agreement in which bridge notes (“Bridge Notes”) in the aggregate amount of $3,192,496 were issued in exchange for cash in the aggregate amount of $2,000,000 in cash and the exchange of the outstanding related party loans plus statutory interest for an aggregate amount of $660,413. The Bridge Notes mature on August 14, 2022 or earlier upon the close of the merger transaction with SPK, and accrue interest at an annual rate 15%. Varian Bio’s obligations under the Bridge Notes are secured by a first priority lien on substantially all of Varian Bio’s assets.

Management has evaluated subsequent events through February 21, 2022, the date these financial statements were issued, and determined that no additional subsequent events had occurred that would require recognition in these financial statements and that all subsequent events that require disclosure have been disclosed.